Income tax and social contribution (restated) (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Income tax and social contribution
Recognition in equity		R$ 0		R$ 0		R$ (147)
Deferred tax liabilities	[1]			(20,942)
Goodwill - tax benefit on unamortized goodwill
Income tax and social contribution
Balance at beginning of period		(40,509)	[2]	0
Recognition in profit or loss		(46,477)		(40,509)	[2]
Deferred tax from business acquired	[2]			0
Other		0		0	[2]
Exchange variation effect		90		0	[2]
Balance at end of period		(86,896)		(40,509)	[2]	0
Deferred tax asset		0		0	[2]
Deferred tax liabilities		(86,896)		(40,509)	[2]
Provisions
Income tax and social contribution
Balance at beginning of period		3,014	[2]	1,603		2,038
Recognition in equity						0
Recognition in profit or loss		1,140		1,348	[2]	(437)
Deferred tax from business acquired	[2]			0
Other		0		102	[2]	0
Exchange variation effect		7		(39)	[2]	2
Balance at end of period		4,161		3,014	[2]	1,603
Deferred tax asset		4,161		3,014	[2]	1,665
Deferred tax liabilities		0		0	[2]	(62)
Property, plant and equipment
Income tax and social contribution
Balance at beginning of period		1,212	[2]	652		419
Recognition in equity						0
Recognition in profit or loss		3,883		1,047	[2]	233
Deferred tax from business acquired	[2]			0
Other		0		0	[2]	0
Exchange variation effect		71		487	[2]	0
Balance at end of period		5,166		1,212	[2]	652
Deferred tax asset		6,447		1,212	[2]	652
Deferred tax liabilities		(1,281)		0	[2]	0
Derivatives
Income tax and social contribution
Balance at beginning of period		(2,271)	[2]	826		(854)
Recognition in equity						0
Recognition in profit or loss		3,817		(2,667)	[2]	1,695
Deferred tax from business acquired	[2]			0
Other		0		0	[2]	0
Exchange variation effect		0		(430)	[2]	(15)
Balance at end of period		1,546		(2,271)	[2]	826
Deferred tax asset		1,546		0	[2]	826
Deferred tax liabilities		0		(2,271)	[2]	0
Bonus accrued
Income tax and social contribution
Balance at beginning of period		21,011	[2]	25,768		18,447
Recognition in equity						0
Recognition in profit or loss		(15,601)		(5,227)	[2]	6,354
Deferred tax from business acquired	[2]			0
Other		0		0	[2]	0
Exchange variation effect		(423)		470	[2]	967
Balance at end of period		4,987		21,011	[2]	25,768
Deferred tax asset		4,987		21,011	[2]	25,768
Deferred tax liabilities		0		0	[2]	0
Share-based compensation
Income tax and social contribution
Balance at beginning of period		1,928	[2]	287		214
Recognition in equity						(147)
Recognition in profit or loss		4,492		1,636	[2]	220
Deferred tax from business acquired	[2]			0
Other		0		0	[2]	0
Exchange variation effect		(157)		5	[2]	0
Balance at end of period		6,263		1,928	[2]	287
Deferred tax asset		6,263		1,928	[2]	287
Deferred tax liabilities		0		0	[2]	0
Lease
Income tax and social contribution
Balance at beginning of period		2,634	[2]	2,803		1,778
Recognition in equity						0
Recognition in profit or loss		(126)		(250)	[2]	1,030
Deferred tax from business acquired	[2]			0
Other		0		0	[2]	0
Exchange variation effect		(70)		81	[2]	(5)
Balance at end of period		2,438		2,634	[2]	2,803
Deferred tax asset		36,082		29,782	[2]	21,021
Deferred tax liabilities		(33,644)		(27,148)	[2]	(18,218)
Other temporary differences
Income tax and social contribution
Balance at beginning of period		851	[2]	(3,178)		(7,805)
Recognition in equity						0
Recognition in profit or loss		6,533		708	[2]	(655)
Deferred tax from business acquired	[2]			2,316
Other		(217)		1,413	[2]	5,500
Exchange variation effect		(68)		(408)	[2]	(218)
Balance at end of period		7,099		851	[2]	(3,178)
Deferred tax asset		7,376		851	[2]	68
Deferred tax liabilities		(277)		0	[2]	(3,246)
Research and development tax credit
Income tax and social contribution
Balance at beginning of period		4,794	[2]	0
Recognition in profit or loss		(69)		0	[2]
Deferred tax from business acquired	[2]			5,745
Other		(1,472)		0	[2]
Exchange variation effect		(122)		(951)	[2]
Balance at end of period		3,131		4,794	[2]	0
Deferred tax asset		3,131		4,794	[2]
Deferred tax liabilities		0		0	[2]
Net tax loss carryforward
Income tax and social contribution
Balance at beginning of period		1,965	[2]	3,228		915
Recognition in equity						0
Recognition in profit or loss		222		(1,080)	[2]	2,519
Deferred tax from business acquired	[2]			0
Other		0		413	[2]	(206)
Exchange variation effect		(263)		(596)	[2]	0
Balance at end of period		1,924		1,965	[2]	3,228
Deferred tax asset		1,924		1,965	[2]	3,228
Deferred tax liabilities		0		0	[2]	0
Tax assets (liabilities) before set-off
Income tax and social contribution
Balance at beginning of period		(5,371)	[2]	31,989		15,152
Recognition in equity						(147)
Recognition in profit or loss		(42,186)		(44,994)	[2]	10,959
Deferred tax from business acquired	[2]			8,061
Other		1,689		1,928	[2]	5,294
Exchange variation effect		(935)		(2,355)	[2]	731
Balance at end of period		(50,181)		(5,371)	[2]	31,989
Deferred tax asset		71,917		64,557	[2]	53,515
Deferred tax liabilities		(122,098)		(69,928)	[2]	(21,526)
Set-off of tax
Income tax and social contribution
Balance at beginning of period		0	[2]	0
Balance at end of period		0		0	[2]	0
Deferred tax asset		53,633		48,986	[2]	21,526
Deferred tax liabilities		(53,633)		(48,986)	[2]	(21,526)
Net tax assets (liabilities)
Income tax and social contribution
Balance at beginning of period		(5,371)	[2]	31,989
Balance at end of period		(50,181)		(5,371)	[2]	31,989
Deferred tax asset		18,284		15,571	[2]	31,989
Deferred tax liabilities		R$ (68,465)		R$ (20,942)	[2]	R$ 0

[1]	failure to recognize deferred tax liabilities related to the amortization of tax-deductible goodwill;
[2]	See note 30.